Goodwill (Details) - Schedule of Goodwill - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Goodwill [Line Items]
Balance	$ 5,805,438	$ 5,805,438
Acquisition			5,805,438
Impairment	$ 4,125,460
Balance		$ 5,805,438	$ 5,805,438